Average Annual Total Returns - Class A Class C and Institutional Class - Inverse SP 500 Strategy Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(28.66%)	(16.21%)	(15.30%)	(28.79%)	(16.30%)	(15.35%)	(16.97%)	(11.20%)	(9.16%)	18.40%	15.22%	13.88%	(26.40%)	(16.03%)	(15.52%)	(26.55%)	(16.13%)	(15.58%)	(15.63%)	(11.10%)	(9.25%)	18.40%	15.22%	13.88%